Investment in Affiliates - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 32,860	¥ 67,835
Investment in affiliates, market value	38,918	99,758
Investment in affiliates, dividends received	9,957	10,221	8,653
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	35,889	25,556
Asset management fee paid	36,150	593	493
Gains on the sales office buildings	5,872	5,816	2,222
Gains on life insurance premium and related investment income	155,406	138,726	126,907
Percentage of ownership interest acquired		51.00%
Gain loss on sale of stock in subsidiary or equity method investee		3,132
Gains on sales of subsidiaries and affiliates	64,923	7,883	3,317
Monex Group
Schedule of Equity Method Investments [Line Items]
Sales of stock by subsidiaries or affiliates, percentage of ownership before the transaction			21.00%
Sales of stock by subsidiaries or affiliates, percentage of ownership after the transaction			22.00%
Impairment losses recognized			12,713
Investment in affiliates, percentage of ownership			22.00%
ORIX JREIT Inc.
Schedule of Equity Method Investments [Line Items]
Asset management fee paid	1,905	1,743	1,691
Gains on the sales office buildings	2,261	3,119	989
Gains on life insurance premium and related investment income			1,995
DAIKYO
Schedule of Equity Method Investments [Line Items]
Number of common stock shares acquired in business acquisition	398,204,999
Investment in affiliates, percentage of ownership	31.70%	31.00%	31.00%
Investment in affiliates, percentage of ownership	64.10%
Gains on sales of subsidiaries and affiliates	¥ 58,435
ORIX Credit
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, percentage of ownership			49.00%